Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 58.9%
Angola - 0.9%
Angola Government International Bonds
8.75%, 04/14/2032 (A)	$ 615,000	$ 627,691
9.38%, 05/08/2048 (A)	650,000	624,547
9.88%, 03/31/2037 (A)	865,000	896,331
		2,148,569
Argentina - 4.1%
Argentina Republic Government International Bonds
0.75% (B), 07/09/2030	1,478,400	1,290,643
4.13% (B), 07/09/2035	8,365,000	6,612,532
6.06% (C), 12/15/2035	EUR 2,255,000	335,089
Provincia de Buenos Aires Government Bonds
6.63%, 09/01/2037	$ 2,752,693	2,280,056
		10,518,320
Armenia - 0.2%
Republic of Armenia International Bonds
6.75%, 03/12/2035 (A)	480,000	497,965
Benin - 0.4%
Benin Government International Bonds
8.38%, 01/23/2041 (A)	1,015,000	1,076,152
Brazil - 3.7%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2027 - 01/01/2035	BRL 56,027,000	9,337,926
Chile - 1.5%
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/2030 (D)	CLP 1,490,000,000	1,596,812
6.00%, 04/01/2033 (D)	2,050,000,000	2,293,972
		3,890,784
Colombia - 3.5%
Colombia Government International Bonds
5.63%, 02/26/2044	$ 1,305,000	1,076,625
6.50%, 01/21/2033	900,000	900,450
8.00%, 04/20/2033	435,000	469,365
Colombia TES
7.00%, 03/26/2031 - 06/30/2032	COP 12,246,300,000	3,145,159
7.75%, 09/18/2030	4,156,800,000	1,122,487
12.50%, 02/27/2030	6,647,100,000	2,096,957
		8,811,043
Cote d'Ivoire - 1.3%
Ivory Coast Government International Bonds
4.88%, 01/30/2032 (D)	EUR 393,000	439,524
6.75%, 02/25/2041 (A)	$ 2,320,000	2,175,553
6.88%, 10/17/2040 (D)	EUR 620,000	717,365
		3,332,442
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ecuador - 0.8%
Ecuador Government International Bonds
6.90%, 07/31/2035	$ 706,475	$ 635,121
9.25%, 01/29/2039 (A)	1,445,000	1,437,775
		2,072,896
Egypt - 2.5%
Egypt Government Bonds
23.38%, 08/26/2028	EGP 137,000,000	2,705,892
Egypt Government International Bonds
7.63%, 05/29/2032 (A)	$ 1,155,000	1,158,185
8.15%, 11/20/2059 (A)	2,525,000	2,246,451
8.70%, 03/01/2049 (A)	320,000	304,841
		6,415,369
El Salvador - 0.4%
El Salvador Government International Bonds
9.65%, 11/21/2054 (A)	800,000	905,040
Gabon - 0.3%
Gabon Government International Bonds
6.63%, 02/06/2031 (D)	760,000	670,610
Ghana - 0.7%
Ghana Government International Bonds
5.00% (B), 07/03/2035 (D)	2,056,280	1,882,635
Hungary - 4.3%
Hungary Government Bonds
3.00%, 10/27/2038	HUF 1,196,640,000	2,930,690
6.75%, 07/23/2031	730,660,000	2,425,806
7.00%, 10/24/2035	138,980,000	482,604
Hungary Government International Bonds
5.38%, 09/26/2030 (A)	$ 670,000	674,594
5.50%, 03/26/2036 (A)	750,000	735,826
6.25%, 09/22/2032 (A)	2,500,000	2,607,771
MFB Magyar Fejlesztesi Bank Zrt
6.50%, 06/29/2028 (D)	1,135,000	1,160,772
		11,018,063
Indonesia - 0.8%
Indonesia Government International Bonds
4.10%, 03/04/2034	EUR 535,000	593,451
Indonesia Treasury Bonds
8.38%, 03/15/2034	IDR 23,396,000,000	1,375,883
		1,969,334
Kazakhstan - 0.9%
Kazakhstan Government Bonds
14.00%, 05/12/2031	KZT 733,756,000	1,459,509
16.95%, 10/09/2030	387,859,000	879,009
		2,338,518
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Kenya - 0.5%
Republic of Kenya Government International Bonds
8.70%, 02/26/2039 (A)	$ 1,400,000	$ 1,347,729
Kuwait - 0.7%
Kuwait International Government Bonds
4.65%, 10/09/2035 (A)	1,800,000	1,689,691
Lebanon - 0.5%
Lebanon Government International Bonds
6.65%, 11/03/2028 (D)(E)(F)	2,105,000	574,102
6.85%, 05/25/2029 (D)(E)(F)	2,405,000	656,254
		1,230,356
Malaysia - 0.8%
Malaysia Government Bonds
4.23%, 06/30/2031	MYR 8,423,000	2,124,929
Mexico - 7.3%
Mexico Bonos
8.50%, 03/02/2028 - 11/18/2038	MXN 81,420,000	4,680,345
10.00%, 11/20/2036	56,275,800	3,424,052
Mexico Government International Bonds
3.50%, 02/12/2034	$ 865,000	722,708
5.38%, 03/22/2033 - 05/16/2040	3,155,000	3,179,748
6.13%, 02/09/2038	1,215,000	1,160,325
6.25%, 08/27/2037	2,350,000	2,287,145
6.75%, 02/09/2056	3,235,000	3,013,403
		18,467,726
Morocco - 0.5%
Morocco Government International Bonds
5.13%, 05/26/2038 (A)	EUR 1,090,000	1,258,529
Nigeria - 0.4%
Nigeria Government International Bonds
7.14%, 02/23/2030 (A)	$ 500,000	510,807
8.25%, 09/28/2051 (A)	360,000	365,449
		876,256
Pakistan - 0.6%
Pakistan Government International Bonds
7.38%, 04/08/2031 (A)	1,415,000	1,389,555
Papua New Guinea - 0.4%
Papua New Guinea Government International Bonds
8.38%, 10/04/2028 (D)	1,015,000	1,060,701
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Paraguay - 0.5%
Paraguay Government International Bonds
7.90%, 02/09/2031 (D)	PYG 1,829,000,000	$ 294,932
8.50%, 03/04/2035 (D)	6,364,000,000	1,036,483
		1,331,415
Peru - 1.3%
Peru Government Bonds
7.60%, 08/12/2039 (D)	PEN 10,128,000	3,191,894
Philippines - 0.4%
Philippines Government International Bonds
5.50%, 02/04/2035	$ 970,000	967,583
Poland - 1.1%
Republic of Poland Government International Bonds
5.38%, 04/14/2036	650,000	640,554
6.13%, 04/14/2056	2,295,000	2,206,177
		2,846,731
Republic of South Africa - 3.6%
Republic of South Africa Government Bonds
8.25%, 03/31/2032	ZAR 14,673,570	887,213
8.75%, 01/31/2044	39,626,000	2,282,992
8.88%, 02/28/2035	28,033,000	1,724,662
11.63%, 03/31/2053	25,475,000	1,902,276
Republic of South Africa Government International Bonds
5.38%, 07/24/2044	$ 575,000	471,272
6.13%, 12/11/2037 (A)	1,110,000	1,061,118
7.25%, 12/11/2055 (A)	935,000	892,827
		9,222,360
Romania - 4.1%
Romania Government Bonds
4.25%, 04/28/2036	RON 5,985,000	1,077,307
6.75%, 04/25/2035	11,080,000	2,417,052
7.90%, 02/24/2038	7,250,000	1,692,590
Romania Government International Bonds
4.63%, 03/04/2033 (A)	EUR 510,000	562,952
6.63%, 05/16/2036 (A)	$ 1,465,000	1,473,613
7.13%, 01/17/2033 (A)	1,270,000	1,333,134
7.50%, 02/10/2037 (D)	1,670,000	1,777,051
		10,333,699
Saudi Arabia - 1.1%
Saudi Government International Bonds
5.13%, 01/13/2028 (A)	640,000	642,445
5.63%, 01/13/2035 (A)	900,000	911,942
5.88%, 01/12/2056 (A)	1,440,000	1,320,251
		2,874,638
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sri Lanka - 0.5%
Sri Lanka Government International Bonds
3.10% (B), 01/15/2030 (A)	$ 925,184	$ 938,411
3.35% (B), 03/15/2033 (D)	300,000	284,980
		1,223,391
Supranational - 3.7%
African Export-Import Bank
7.13%, 07/23/2036 (A)	940,000	940,705
Asian Development Bank
12.00%, 12/16/2028	UZS 7,003,100,000	580,300
Asian Infrastructure Investment Bank
6.00%, 12/08/2031 (D)	INR 171,100,000	1,650,658
7.20%, 07/02/2031 (D)	57,000,000	580,902
Corporacion Andina de Fomento
7.65%, 03/05/2031 (D)	160,000,000	1,652,235
European Bank for Reconstruction & Development
Zero Coupon, 04/05/2036	TRY 2,028,900,000	1,797,135
Inter-American Development Bank
7.35%, 10/06/2030	INR 135,000,000	1,391,617
International Finance Corp.
17.50%, 07/19/2028	UZS 8,600,000,000	797,116
		9,390,668
Turkey - 1.8%
Istanbul Metropolitan Municipality
10.50%, 12/06/2028 (A)	$ 1,000,000	1,070,754
Turkiye Government Bonds
37.84%, 07/14/2027	TRY 57,324,871	1,201,791
Turkiye Government International Bonds
5.75%, 05/11/2047	$ 2,040,000	1,582,085
6.50%, 01/03/2035	800,000	763,493
		4,618,123
Ukraine - 0.9%
Ukraine Government International Bonds
3.00% (B), 02/01/2035 (D)	1,355,000	807,725
4.50% (B), 02/01/2029 - 02/01/2036 (D)	870,000	644,194
4.50% (B), 02/01/2035 (A)	1,285,071	883,318
		2,335,237
Uzbekistan - 0.7%
Republic of Uzbekistan International Bonds
12.25%, 04/13/2029 (A)	UZS 5,400,000,000	462,854
15.50%, 02/25/2028 (A)	14,790,000,000	1,314,701
		1,777,555
Venezuela - 0.3%
Venezuela Government International Bonds
9.25%, 09/15/2027 (E)(F)	$ 1,020,000	504,461
11.75%, 10/21/2026 (D)(E)(F)	555,000	302,475
		806,936
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Zambia - 0.9%
Zambia Government Bonds
14.00%, 12/26/2038	ZMW 15,803,000	$ 712,333
18.00%, 09/29/2030	13,000,000	756,504
23.29%, 11/25/2039	5,000,000	331,963
Zambia Government International Bonds
5.75% (B), 06/30/2033 (D)	$ 542,651	530,681
		2,331,481
Total Foreign Government Obligations (Cost $144,907,216)		149,582,849
CORPORATE DEBT SECURITIES - 35.0%
Angola - 0.5%
Sonangol Finance Ltd.
10.00%, 01/29/2031 (D)	1,170,000	1,194,077
Argentina - 1.1%
Petroquimica Comodoro Rivadavia SA/Luz de Tres Picos SA
8.50%, 07/28/2034 (A)	1,235,000	1,217,463
Pluspetrol SA
8.13%, 05/18/2031 (A)	710,000	731,893
Telecom Argentina SA
9.25%, 05/28/2033 (A)	730,000	782,035
		2,731,391
Brazil - 0.5%
Samarco Mineracao SA
PIK Rate 9.00%, Cash Rate 0.00%, 06/30/2031 (D)(G)	1,357,535	1,367,829
Canada - 0.6%
First Quantum Minerals Ltd.
6.38%, 02/15/2036 (A)	490,000	474,146
7.25%, 02/15/2034 (A)	920,000	937,154
		1,411,300
Cayman Islands - 2.9%
AL Rajhi Tier 1 Sukuk Ltd.
Fixed until 07/21/2030 (H), 6.25% (C)(D)	670,000	671,249
Avilease Capital Ltd.
5.50%, 06/30/2031 (A)	505,000	502,114
Banco Mercantil del Norte SA
Fixed until 01/24/2033 (H), 8.00% (A)(C)	1,805,000	1,803,195
Fixed until 05/20/2035 (H), 8.75% (A)(C)	1,110,000	1,139,860
Eldik Bank OAO
8.50%, 04/23/2031 (A)	660,000	657,397
Health & Happiness H&H International Holdings Ltd.
9.13%, 07/24/2028 (D)	765,000	801,337
IHS Holding Ltd.
8.25%, 11/29/2031 (A)(I)	650,000	677,747
Longfor Group Holdings Ltd.
3.95%, 09/16/2029 (D)	645,000	543,789
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Ma'aden Sukuk Ltd.
5.25%, 01/29/2036 (A)	$ 480,000	$ 461,908
		7,258,596
Chile - 0.5%
Alfa Desarrollo SpA
4.55%, 09/27/2051 (A)	980,865	763,544
Telefonica Moviles Chile SA
3.54%, 11/18/2031 (A)	750,000	594,375
WOM Mobile SA
PIK Rate 12.50%, Cash Rate 5.50%, 04/01/2031 (A)(G)	6,250	6,469
		1,364,388
Colombia - 1.5%
Ecopetrol SA
8.38%, 01/19/2036	1,865,000	1,970,693
Grupo Nutresa SA
Fixed until 10/21/2031 (H), 7.88% (A)(C)	1,115,000	1,100,394
Promigas SA ESP/Gases del Pacifico SAC
Fixed until 06/24/2031, 7.75% (C), 06/24/2056 (A)	845,000	861,224
		3,932,311
El Salvador - 0.4%
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.65%, 01/24/2033 (A)	840,000	901,656
Guatemala - 0.3%
Industrial Subordinated Trust 2.0
Fixed until 01/15/2031, 6.55% (C), 04/15/2036 (A)	840,000	843,150
India - 1.3%
Adani International Container Terminal Pvt Ltd.
3.00%, 02/16/2031 (A)	394,200	363,798
IIFL Finance Ltd.
7.60%, 09/10/2029 - 07/10/2030 (A)	2,110,000	2,098,819
Muthoot Finance Ltd.
5.75%, 08/04/2030 (A)	765,000	744,646
		3,207,263
Ireland - 0.2%
Aragvi Finance International DAC
11.13%, 11/20/2029 (D)	500,000	375,909
Sovcombank Via SovCom Capital DAC
Fixed until 02/17/2027 (H), 7.60% (A)(E)(F)	640,000	23,120
		399,029
Israel - 0.4%
Energean Israel Finance Ltd.
5.88%, 03/30/2031 (D)	945,000	903,749
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg - 3.8%
Chile Electricity Lux MPC II SARL
5.67%, 10/20/2035 (A)	$ 592,231	$ 592,064
EIG Pearl Holdings SARL
4.39%, 11/30/2046 (A)	1,200,000	933,614
Green Palm Bidco SARL
5.96%, 06/30/2041 (A)	900,000	881,863
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031 (A)	1,527,353	1,502,274
7.25%, 06/30/2031 (D)	201,891	198,576
Minerva Luxembourg SA
7.50%, 04/22/2036 (A)	485,000	461,817
Movida Europe SA
9.70%, 10/11/2033 (A)	715,000	672,815
Oceanica Lux
11.25%, 05/08/2031 (A)	770,000	771,501
Raizen Fuels Finance SA
6.25%, 07/08/2032 (A)(I)	705,000	373,544
6.25%, 07/08/2032 (D)	395,000	209,291
6.70%, 02/25/2037 (A)	1,735,000	915,247
6.95%, 03/05/2054 (A)	420,000	223,285
Saavi Energia SARL
8.88%, 02/10/2035 (A)	1,250,000	1,351,000
Simpar Europe SA
5.20%, 01/26/2031 (A)	710,000	599,290
		9,686,181
Mexico - 5.0%
America Movil SAB de CV
10.30%, 01/30/2034	MXN 24,300,000	1,455,481
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
Fixed until 02/11/2030, 7.63% (C), 02/11/2035 (A)	$ 810,000	828,225
CFE Fibra E
5.88%, 09/23/2040 (A)	864,589	828,925
Esentia Energy Development SAB de CV
6.50%, 07/30/2038 (A)	1,805,000	1,724,226
Grupo Televisa SAB
5.00%, 05/13/2045	1,020,000	696,759
Petroleos Mexicanos
5.95%, 01/28/2031	1,245,000	1,219,495
6.70%, 02/16/2032	1,910,000	1,905,258
6.75%, 09/21/2047	3,895,000	3,186,110
10.00%, 02/07/2033	335,000	386,754
Trust 2401
7.70%, 01/23/2032 (A)	572,000	604,558
		12,835,791
Mongolia - 0.3%
Golomt Bank
7.95%, 05/14/2029 (A)	715,000	717,210
Morocco - 0.3%
OCP SA
7.50%, 05/02/2054 (A)	760,000	780,776
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-National - 0.6%
Digicel International Finance Ltd./Difl U.S. LLC
8.63%, 08/01/2032 (A)	$ 700,000	$ 722,842
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV
6.75%, 11/10/2032 (A)	720,000	720,241
		1,443,083
Netherlands - 4.2%
AES Espana BV
7.75%, 08/03/2033 (A)	905,000	908,706
Braskem Netherlands Finance BV
4.50%, 01/31/2030 (A)	2,795,000	1,516,287
8.00%, 10/15/2034 (A)	470,000	254,975
Prosus NV
3.83%, 02/08/2051 (A)	1,850,000	1,185,823
4.99%, 01/19/2052 (A)	970,000	745,572
5.87%, 07/13/2036 (A)	2,705,000	2,674,424
Veon Midco BV
7.45%, 06/01/2033 (A)	1,140,000	1,130,140
9.00%, 07/15/2029 (D)	200,000	208,450
Yinson Bergenia Production BV
8.50%, 01/31/2045 (A)	780,664	837,176
Yinson Boronia Production BV
8.95%, 07/31/2042 (A)	1,008,126	1,110,815
		10,572,368
Northern Mariana Islands - 0.4%
HTA Group Ltd.
6.75%, 04/01/2031 (A)	760,000	766,125
IHS Mauritius NG Holdco Ltd.
8.00%, 09/18/2027 (A)	274,990	274,657
		1,040,782
Peru - 0.7%
Petroleos del Peru SA
4.75%, 06/19/2032 (D)	1,665,000	1,428,603
5.63%, 06/19/2047 (A)	560,000	400,876
		1,829,479
Republic of Korea - 0.1%
LG Energy Solution Ltd.
5.88%, 04/02/2036 (A)	380,000	374,467
Republic of South Africa - 0.4%
Eskom Holdings
7.50%, 09/15/2033	ZAR 20,000,000	1,108,356
Saudi Arabia - 1.0%
Saudi Arabian Oil Co.
6.38%, 06/02/2055 (A)	$ 2,530,000	2,446,456
Serbia - 0.3%
Telecommunications Co. Telekom Srbija AD Belgrade
7.13%, 05/18/2036 (A)	EUR 755,000	882,702
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Spain - 0.3%
AL Candelaria Spain SA
5.75%, 06/15/2033 (A)	$ 875,000	$ 807,187
Thailand - 0.5%
Bangkok Bank PCL
Fixed until 03/25/2035, 6.06% (C), 03/25/2040 (A)	450,000	447,525
Muangthai Capital PCL
7.55%, 07/21/2030 (A)	820,000	824,344
		1,271,869
Togo - 0.3%
Ecobank Transnational, Inc.
10.13%, 10/15/2029 (A)	780,000	861,233
Turkey - 1.4%
ADM Elektrik Dagitim AS
9.50%, 02/05/2031 (A)	835,000	797,354
Turkiye Garanti Bankasi AS
Fixed until 10/08/2030, 8.13% (C), 01/08/2036 (A)	740,000	742,949
Turkiye Is Bankasi AS
Fixed until 11/05/2031, 7.58% (C), 02/05/2037 (A)	1,075,000	1,051,095
Yapi ve Kredi Bankasi AS
Fixed until 03/11/2031, 7.55% (C), 06/11/2036 (A)	1,080,000	1,054,710
		3,646,108
Ukraine - 0.1%
VF Ukraine PAT via VFU Funding PLC
9.63%, 02/11/2027 (A)	192,058	190,864
United Arab Emirates - 1.1%
Aldar Properties PJSC
Fixed until 01/14/2033, 5.88% (C), 04/14/2056 (D)	1,195,000	1,096,667
Binghatti Sukuk 2 SPV Ltd.
8.13%, 08/07/2030 (D)	1,155,000	962,755
NBK Tier 1 Ltd.
Fixed until 01/10/2031 (H), 6.38% (A)(C)	640,000	638,375
		2,697,797
United Kingdom - 1.5%
Azule Energy Finance PLC
8.63%, 01/22/2033 (A)	700,000	715,805
Standard Chartered PLC
Fixed until 03/08/2030 (H), 7.88% (A)(C)	1,100,000	1,151,310
Vedanta Resources Finance II PLC
7.38%, 07/13/2034 (A)	985,000	980,174
9.85%, 04/24/2033 (A)	985,000	988,828
		3,836,117
United States - 1.3%
Azul Secured Finance LLP
9.88%, 02/15/2031 (A)(I)	1,450,000	1,341,250
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
FMC Corp.
Fixed until 08/01/2030, 8.45% (C), 11/01/2055	$ 1,715,000	$ 1,289,956
Kosmos Energy Ltd.
8.75%, 10/01/2031 (A)(I)	745,000	652,739
		3,283,945
Venezuela - 1.0%
Petroleos de Venezuela SA
5.50%, 04/12/2037 (D)(E)(F)	1,815,000	662,711
6.00%, 11/15/2026 (D)(E)(F)	1,985,000	747,352
9.75%, 05/17/2035 (D)(E)(F)	2,475,000	1,120,680
		2,530,743
Virgin Islands, British - 0.2%
NWD MTN Ltd.
4.13%, 07/18/2029 (D)	605,000	507,832
		507,832
Total Corporate Debt Securities (Cost $89,151,817)		88,866,085
U.S. GOVERNMENT OBLIGATION - 1.0%
U.S. Treasury - 1.0%
U.S. Treasury Notes
4.38%, 05/15/2036	2,555,000	2,487,931
Total U.S. Government Obligation (Cost $2,527,499)		2,487,931
CONVERTIBLE BOND - 0.2%
Chile - 0.2%
WOM Chile Holdco SpA PIK Rate 5.00%, Cash Rate 0.00%, 04/01/2032 (A)(G)	683,720	610,808
Total Convertible Bond (Cost $690,180)		610,808

	Shares	Value
COMMON STOCK - 0.0% *
United States - 0.0% *
WOM New Holdco (F)(J)(K)	2,467	$ 123,350
Total Common Stock (Cost $391,217)		123,350

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 0.6%
Nigeria - 0.6%
Nigeria OMO Bills 21.52% (L), 10/27/2026	NGN 2,006,254,000	1,401,210
Total Short-Term Foreign Government Obligation (Cost $1,402,864)		1,401,210

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (L)	812,263	812,263
Total Other Investment Company (Cost $812,263)		812,263
Total Investments (Cost $239,883,056)		243,884,496
Net Other Assets (Liabilities) - 4.0%		10,199,797
Net Assets - 100.0%		$ 254,084,293
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CA	08/04/2026	USD	1,830,826	BRL	9,310,004	$—	$(3,882)
CA	08/04/2026	BRL	9,310,004	USD	1,826,539	8,169	—
CA	09/02/2026	USD	903,358	BRL	4,655,002	—	(7,203)
GSB	08/04/2026	USD	2,619,242	BRL	13,298,676	—	(1,508)
GSB	08/04/2026	BRL	13,298,675	USD	2,543,400	77,350	—
GSB	08/31/2026	PLN	5,293,671	USD	1,392,679	24,294	—
GSB	08/31/2026	USD	1,829,000	ZAR	30,579,051	—	(17,419)
HSBC	08/04/2026	USD	4,068,654	BRL	21,186,090	—	(106,457)
HSBC	08/04/2026	BRL	21,186,090	USD	4,172,708	2,402	—
MSCS	08/17/2026	PEN	4,935,068	USD	1,447,149	4,059	—
MSCS	08/31/2026	USD	5,902,134	EUR	5,175,018	—	(72,775)
RBC	08/04/2026	USD	1,553,466	BRL	7,887,414	—	(894)
RBC	08/04/2026	BRL	7,887,414	USD	1,551,572	2,789	—
RBC	08/10/2026	MYR	15,792,362	USD	3,868,591	—	(2,956)
Total						$119,063	$(213,094)
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	61.3%	$149,582,849
Oil, Gas & Consumable Fuels	11.8	28,659,821
Banks	5.2	12,630,603
Electric Utilities	2.6	6,422,680
Communications Equipment	2.4	5,973,358
Financial Services	2.0	4,780,731
Metals & Mining	1.9	4,748,131
Internet & Catalog Retail	1.9	4,605,819
Chemicals	1.8	4,303,902
Real Estate Management & Development	1.6	3,831,284
U.S. Government Obligation	1.0	2,487,931
Food Products	0.8	1,938,120
Energy Equipment & Services	0.8	1,882,316
Construction & Engineering	0.7	1,718,529
Transportation Infrastructure	0.6	1,436,466
Passenger Airlines	0.5	1,341,250
Commercial Services & Supplies	0.4	1,036,613
Gas Utilities	0.4	861,224
Diversified REITs	0.3	828,925
Pharmaceuticals	0.3	801,337
Media	0.3	696,759
Industrial REITs	0.2	604,558
Automobile Components	0.2	374,467
Wireless Telecommunication Services	0.1	123,350
Investments	99.1	241,671,023
Short-Term Investments	0.9	2,213,473
Total Investments	100.0%	$ 243,884,496
INVESTMENT VALUATION:

Valuation Inputs (M)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Foreign Government Obligations	$—	$149,582,849	$—	$149,582,849
Corporate Debt Securities	—	88,866,085	—	88,866,085
U.S. Government Obligation	—	2,487,931	—	2,487,931
Convertible Bond	—	610,808	—	610,808
Common Stock	—	—	123,350	123,350
Short-Term Foreign Government Obligation	—	1,401,210	—	1,401,210
Other Investment Company	812,263	—	—	812,263
Total Investments	$812,263	$242,948,883	$123,350	$243,884,496
Other Financial Instruments
Forward Foreign Currency Contracts (O)	$—	$119,063	$—	$119,063
Total Other Financial Instruments	$—	$119,063	$—	$119,063
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (O)	$—	$(213,094)	$—	$(213,094)
Total Other Financial Instruments	$—	$(213,094)	$—	$(213,094)
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $99,596,682, representing 39.2% of the
Fund's net assets.

(B)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of July 31, 2026; the maturity date disclosed is the ultimate maturity date.
(C)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2026, the total value of the Regulation S securities is $39,722,990, representing
15.6% of the Fund's net assets.

(E)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2026, the value of this security is
$4,591,155, representing 1.8% of the Fund's net assets.

(F)	Non-income producing security.
(G)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(H)	Perpetual maturity. The date displayed is the next call date.
(I)
All or a portion of the security is on loan. The total value of the securities on loan is $2,191,057, collateralized by cash collateral of $812,263 and non-cash collateral, such as U.S. government securities of $1,424,238. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(J)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At July 31, 2026, the
total value of the securities is $123,350, representing 0.0% of the Fund’s net assets.

(K)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2026, the total value of the securities is $123,350, representing 0.0% of the Fund’s net assets.
(L)	Rate disclosed reflects the yield at July 31, 2026.
(M)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(N)	Level 3 security was not considered significant to the Fund.
(O)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
BRL	Brazilian Real
CLP	Chile Peso
COP	Colombian Peso
EGP	Egypt Pound
EUR	Euro
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
KZT	Kazakhstan Tenge
MXN	Mexico Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
PEN	Peruvian Sol
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania Leu
TRY	Turkish Lira
USD	United States Dollar
UZS	Uzbekistan Som
ZAR	South African Rand
ZMW	Zambian Kwacha
COUNTERPARTY ABBREVIATION(S):
CA	Credit Agricole
GSB	Goldman Sachs Bank
Transamerica Funds

Transamerica Emerging Markets Debt

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
COUNTERPARTY ABBREVIATION(S) (continued):
HSBC	HSBC Bank USA
MSCS	Morgan Stanley Capital Services Inc.
RBC	Royal Bank of Canada
PORTFOLIO ABBREVIATION(S):
PJSC	Private Joint Stock Co.
Transamerica Funds

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Emerging Markets Debt (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not
Transamerica Funds

Transamerica Emerging Markets Debt

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds